Income tax (Details 3) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Deferred income tax assets	$ 103,717	$ 73,561
Deferred income tax liabilities	(732,130)	792,808
Total deferred income tax (liabilities) assets, net	(628,413)	(719,247)
Recovered After More Than 12 Months [Member]
Statement [Line Items]
Deferred income tax assets	74,082	43,714
Deferred income tax liabilities	646,632	711,008
Less than 1 year [Member]
Statement [Line Items]
Deferred income tax assets	29,635	29,847
Deferred income tax liabilities	$ 85,498	$ 81,800